Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000012060 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012060 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012060 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012060 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012060 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012060 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012060 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012060 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012060 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012060 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	35.10%
C000012060 | Financials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000012060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000012060 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012060 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012060 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012060 | Energy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012060 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012060 | Materials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000038163 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	15.40%
C000038163 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	11.40%
C000038163 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000038163 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000038163 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000038163 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000038163 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000038163 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000038163 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000038163 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000038163 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000038163 | Financials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000038163 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000038163 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000038163 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000038163 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000038163 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000038163 | Energy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000038163 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000038163 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000038163 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012199 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012199 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012199 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012199 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012199 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012199 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012199 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012199 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012199 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012199 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012199 | Information Technology
Holdings [Line Items]
Percent of Total Investments	39.10%
C000012199 | Financials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012199 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012199 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012199 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012199 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000012199 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012199 | Energy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012199 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012199 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012199 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012048 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	20.10%
C000012048 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012048 | Ecolab, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012048 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012048 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012048 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012048 | Nucor Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012048 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012048 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012048 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012048 | Chemicals
Holdings [Line Items]
Percent of Total Investments	46.50%
C000012048 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	37.00%
C000012048 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012048 | Machinery
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012048 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012048 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012050 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000012050 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012050 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012050 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012050 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012050 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012050 | McDonald's Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012050 | Walt Disney Co. (The)
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012050 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012050 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012050 | Consumer Discretionary Distribution & Retail0
Holdings [Line Items]
Percent of Total Investments	32.50%
C000012050 | Consumer Services2.37
Holdings [Line Items]
Percent of Total Investments	18.20%
C000012050 | Media & Entertainment0
Holdings [Line Items]
Percent of Total Investments	15.00%
C000012050 | Automobiles & Components0
Holdings [Line Items]
Percent of Total Investments	12.00%
C000012050 | Consumer Staples Distribution & Retail0.9
Holdings [Line Items]
Percent of Total Investments	9.80%
C000012050 | Consumer Durables & Apparel2.48
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012050 | Transportation0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012050 | Commercial & Professional Services1.15
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012050 | Household & Personal Products1.45
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012050 | Capital Goods0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012194 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	15.10%
C000012194 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012194 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012194 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012194 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012194 | CVS Health Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012194 | Altria Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012194 | Mondelez International, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012194 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012194 | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012194 | Food, Beverage & Tobacco2.92
Holdings [Line Items]
Percent of Total Investments	55.70%
C000012194 | Household & Personal Products2.78
Holdings [Line Items]
Percent of Total Investments	23.30%
C000012194 | Health Care Equipment & Services0.36
Holdings [Line Items]
Percent of Total Investments	11.90%
C000012194 | Consumer Staples Distribution & Retail2.06
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012194 | Materials1.12
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012051 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	23.00%
C000012051 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	16.10%
C000012051 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012051 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012051 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012051 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012051 | Phillips 66
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012051 | SLB Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012051 | Valero Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012051 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012051 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	89.00%
C000012051 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012051 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012052 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012052 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012052 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012052 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012052 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	12.60%
C000012052 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012052 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012052 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012052 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012052 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012052 | Financial Services0
Holdings [Line Items]
Percent of Total Investments	67.50%
C000012052 | Banks1.78
Holdings [Line Items]
Percent of Total Investments	32.50%
C000012053 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012053 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012053 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012053 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012053 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012053 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012053 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012053 | BlackRock, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012053 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012053 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012053 | Financial Services0
Holdings [Line Items]
Percent of Total Investments	49.10%
C000012053 | Banks1.78
Holdings [Line Items]
Percent of Total Investments	32.00%
C000012053 | Insurance0.19
Holdings [Line Items]
Percent of Total Investments	18.40%
C000012053 | Commercial & Professional Services1.64
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012053 | Software & Services0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012054 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012054 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	12.70%
C000012054 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012054 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012054 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012054 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012054 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012054 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012054 | Amgen, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012054 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012054 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	31.60%
C000012054 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	22.00%
C000012054 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	21.30%
C000012054 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000012054 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012054 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012055 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012055 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012055 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012055 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012055 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012055 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012055 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012055 | Accenture PLCClass A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012055 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012055 | Boeing Co. (The)
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012055 | Capital Goods0.19
Holdings [Line Items]
Percent of Total Investments	54.10%
C000012055 | Financial Services0.69
Holdings [Line Items]
Percent of Total Investments	22.30%
C000012055 | Transportation1.91
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012055 | Materials0.89
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012055 | Commercial & Professional Services2.37
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012055 | Software & Services2.43
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012055 | Technology Hardware & Equipment0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012055 | Consumer Durables & Apparel2.59
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012055 | Pharmaceuticals, Biotechnology & Life Sciences0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012055 | Semiconductors & Semiconductor Equipment0.61
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012055 | Other RowConsumer Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012059 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012059 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012059 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	13.90%
C000012059 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012059 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012059 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012059 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012059 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012059 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012059 | Palantir Technologies, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012059 | Other RowCommunications Equipment
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012059 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	34.90%
C000012059 | Software
Holdings [Line Items]
Percent of Total Investments	32.50%
C000012059 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	16.10%
C000012059 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012059 | IT Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012059 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012059 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012059 | Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012059 | Professional Services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012059 | Financial Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012061 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	22.30%
C000012061 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	15.50%
C000012061 | United Parcel Service, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012061 | FedEx Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012061 | CSX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012061 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012061 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012061 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012061 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012061 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012061 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	64.00%
C000012061 | Air Freight & Logistics
Holdings [Line Items]
Percent of Total Investments	19.50%
C000012061 | Passenger Airlines
Holdings [Line Items]
Percent of Total Investments	15.00%
C000012061 | Marine Transportation
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012062 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012062 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012062 | Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012062 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012062 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012062 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012062 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012062 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012062 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012062 | Xcel Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012062 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	58.40%
C000012062 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	21.90%
C000012062 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012062 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012062 | Gas Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012062 | Water Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065074 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000065074 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000065074 | Renewable Electricity
Holdings [Line Items]
Percent of Total Investments	24.10%
C000065074 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	22.80%
C000065074 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Total Investments	13.40%
C000065074 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	11.40%
C000065074 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Total Investments	3.20%
C000065074 | Commodity Chemicals
Holdings [Line Items]
Percent of Total Investments	0.80%
C000065074 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Total Investments	0.70%
C000065074 | Steel
Holdings [Line Items]
Percent of Total Investments	0.40%
C000065074 | Independent Power Producers & Energy Traders
Holdings [Line Items]
Percent of Total Investments	0.30%
C000065074 | Industrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Total Investments	0.10%
C000065074 | United States
Holdings [Line Items]
Percent of Total Investments	37.90%
C000065074 | China
Holdings [Line Items]
Percent of Total Investments	13.20%
C000065074 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.40%
C000065074 | Spain
Holdings [Line Items]
Percent of Total Investments	6.90%
C000065074 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.80%
C000065074 | India
Holdings [Line Items]
Percent of Total Investments	6.30%
C000065074 | Portugal
Holdings [Line Items]
Percent of Total Investments	4.90%
C000065074 | Japan
Holdings [Line Items]
Percent of Total Investments	3.40%
C000065074 | Canada
Holdings [Line Items]
Percent of Total Investments	3.00%
C000065074 | Germany
Holdings [Line Items]
Percent of Total Investments	1.70%